Related Party Transactions and Balances (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Guarantees of Loans Receivable
Principal of guarantee loan	$ 30,703,558	$ 66,294,490
Loans from a cost investment investee	30,703,558	28,769,851
China Great Wall Assets Management Co. Ltd. [Member]
Schedule of Guarantees of Loans Receivable
Principal of guarantee loan	15,336,412	37,495,842
Loans from a cost investment investee	$ 15,336,412	$ 14,370,526
Shareholders and related parties	Non-controlling shareholders of the Company	Non-controlling shareholders of the Company
Xinjiang Microcredit Refinancing Co., Ltd. [Member]
Schedule of Guarantees of Loans Receivable
Principal of guarantee loan	$ 15,367,146	$ 28,798,648
Loans from a cost investment investee	$ 15,367,146	$ 14,399,325
Shareholders and related parties	Non-controlling shareholders of the Company	Non-controlling shareholders of the Company